Share-Based Payments - Warrants Rectified (Details) $ in Thousands			1 Months Ended									3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 15, 2023	Apr. 30, 2020 EquityInstruments	Sep. 30, 2022 EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Oct. 31, 2021 EquityInstruments	Jun. 30, 2021 USD ($) EquityInstruments Options	Dec. 31, 2020 USD ($) EquityInstruments shares	Oct. 31, 2019 USD ($) shares	Sep. 30, 2019 USD ($) shares	Feb. 28, 2019 USD ($) shares	Jan. 31, 2019 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2022 USD ($) shares EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments shares	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2021 EquityInstruments	Dec. 31, 2021 Options	Dec. 31, 2020 EquityInstruments	Dec. 31, 2020 Options	Dec. 31, 2019 EquityInstruments
Share-Based Payments
Service cost | $												$ 100	$ 200	$ 400	$ 700			$ 942			$ 1,379	$ 3,408
Executive management
Share-Based Payments
Number of share options granted																				491,612
Warrants
Share-Based Payments
Number of share options granted				523,599		62,147	1,655												491,612	491,612	63,802	363,168
Warrants vesting in three years | shares											45,216
Warrants granted														260,000	161,000
Service period																36 months
Forfeited		45,216																		92,956	10,178	45,216
Warrants outstanding																2,743,093	2,743,093	2,743,093	2,743,093	2,743,093			2,732,618	2,732,618	2,228,076	2,228,076	1,932,156
Percentage of vesting																	2.80%
Service cost | $																		$ 1,000			$ 1,400	$ 3,400
Warrants | Employees
Share-Based Payments
Warrants granted with immediate vesting | shares									54,000
Warrants vesting in three years | shares										7,956
Weighted average fair value at measurement date | $									$ 500	$ 100
Warrants outstanding																											22,032
Warrants | CEO
Share-Based Payments
Number of share options granted																				3,125
Warrants granted			50,000
Forfeited																				45,327
Warrants | Executive management
Share-Based Payments
Number of share options granted					0	62,147															523,599
Warrants granted with immediate vesting | shares																			2,500		22,916
Warrants vesting in three years | shares								150,660
Warrants granted														100,000
Weighted average fair value at measurement date | $				$ 1,500		$ 400		$ 1,300			$ 300					$ 800	$ 800	$ 800	$ 800	$ 800	$ 1,500
Service period								3 years								36 months
Warrants | CIO
Share-Based Payments
Number of share options granted																				35,000
Warrants | Board of Directors
Share-Based Payments
Warrants granted	10,000
2019 warrants entitlements
Share-Based Payments
Number of share options granted							126,972
Warrants granted with immediate vesting | shares							63,612
Warrants vesting in three years | shares							63,360
Weighted average fair value at measurement date | $							$ 1,200															1,200
Service period							3 years
2020 warrants entitlements
Share-Based Payments
Number of share options granted							236,196
Warrants granted with immediate vesting | shares							120,888
Warrants vesting in three years | shares							115,308
Weighted average fair value at measurement date | $							$ 2,300															$ 2,300
Service period							3 years